Condensed Statements of Cash Flows (unaudited) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017
OPERATING ACTIVITIES
Net Loss	$ (4,375)	$ (6,872)	$ (6,765)	$ (16,769)
Adjustments to reconcile Net Loss to net cash used in operations:
Operating expenses paid by sole shareholder				4,325
Increase in Accounts Payable/Accrued Expenses	725	1,680	5,500	4,540
Net cash used in Operating Activities	(3,650)	(5,192)	(1,265)	(7,904)
FINANCING ACTIVITIES
Increase in due to related party		5,500		4,550
Issuance of common stock	8,000
Net cash provided by Financing Activities	8,000	5,500		4,550
Net increase (decrease) in Cash for period	4,350	308	(1,265)	(3,354)
Cash at beginning of period		996	4,350	4,350
Cash at end of period	4,350	1,304	3,085	996
Supplemental Cash Flow Information and noncash Financing Activities:
Cash paid for interest
Cash paid for taxes
Operating expenses paid by sole shareholder	$ 725		$ 725	$ 4,325